Supplementary Balance Sheet Information - Schedule of Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Deferred Revenue Disclosure [Abstract]
Deferred income relating to warranty commitments	$ 21,408	$ 15,588		$ 24,110
Deferred income	3,446	1,800
Deferred income Total	$ 24,854	$ 17,388	[1]

[1]	See Note 1a(ii).